UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2004

Check here if Amendment [x]; Amendment Number:
This Amendment (check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     January 24, 2005

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   45

FORM 13F INFORMATION TABLE VALUE TOTAL:   $122,176,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY COM                 COM              88579Y101     3269    39830 SH       SOLE                    35780        0     4050
ALCOA INC COM                  COM              013817101     3209   102135 SH       SOLE                    90135        0    12000
BANK NEW YORK INC COM          COM              064057102     3513   105110 SH       SOLE                    92910        0    12200
BRISTOL MYERS SQUIBB           COM              110122108     4022   156995 SH       SOLE                   142545        0    14450
CATERPILLAR, INC.              COM              149123101     4498    46125 SH       SOLE                    41175        0     4950
CHEVRONTEXACO CORPORATION      COM              166764100     4348    82810 SH       SOLE                    73510        0     9300
CITIGROUP INC.                 COM              172967101     3929    81543 SH       SOLE                    71743        0     9800
CONAGRA INC COM                COM              205887102     3630   123250 SH       SOLE                   108150        0    15100
CONOCOPHILLIPS COM             COM              20825C104     4392    50577 SH       SOLE                    44777        0     5800
CONSOLIDATED EDISON INC COM    COM              209115104     2726    62300 SH       SOLE                    62300        0        0
DOW CHEMICAL COMPANY           COM              260543103     4177    84360 SH       SOLE                    74260        0    10100
DU PONT E.I. DE NEMOURS        COM              263534109     2014    41050 SH       SOLE                    33150        0     7900
EMERSON ELECTRIC CO.           COM              291011104     3461    49375 SH       SOLE                    44125        0     5250
EXELON CORP                    COM              30161N101     4419   100280 SH       SOLE                    89430        0    10850
EXXON MOBIL CORP               COM              30231G102     5746   112094 SH       SOLE                   102944        0     9150
GENERAL ELECTRIC CO            COM              369604103     4044   110800 SH       SOLE                    97050        0    13750
GENERAL MILLS, INC.            COM              370334104     2016    40555 SH       SOLE                    33655        0     6900
GENERAL MOTORS CORP.           COM              370442105     3287    82050 SH       SOLE                    73200        0     8850
GLAXO WELLCOME PLC ADR SPONSOR COM              37733W105      277     5850 SH       SOLE                     2650        0     3200
HEWLETT PACKARD COMPANY        COM              428236103     3485   166170 SH       SOLE                   146070        0    20100
INTL BUSINESS MACHINES         COM              459200101      521     5290 SH       SOLE                     1340        0     3950
J.P. MORGAN CHASE & CO         COM              46625H100     3573    91585 SH       SOLE                    80235        0    11350
KERR MCGEE CORP COM            COM              492386107      962    16650 SH       SOLE                    16650        0        0
KIMBERLY-CLARK CORP            COM              494368103     3781    57450 SH       SOLE                    50450        0     7000
LINCOLN NATIONAL CORP          COM              534187109     3656    78315 SH       SOLE                    70115        0     8200
MCGRAW COS. INC.               COM              580645109      330     3600 SH       SOLE                     3600        0        0
MERCK & COMPANY, INC.          COM              589331107     2080    64720 SH       SOLE                    55970        0     8750
MICROSOFT CORP COM             COM              594918104      475    17790 SH       SOLE                     3390        0    14400
NATIONAL FUEL GAS CO N J COM   COM              636180101     4327   152695 SH       SOLE                   136545        0    16150
NORFOLK SOUTHERN CORP          COM              655844108      225     6225 SH       SOLE                     6225        0        0
PEOPLES ENERGY CORP            COM              711030106     2187    49750 SH       SOLE                    46550        0     3200
PFIZER, INC.                   COM              717081103     3614   134405 SH       SOLE                   114905        0    19500
PITNEY-BOWES INC               COM              724479100     2337    50500 SH       SOLE                    44650        0     5850
PNC FINANCIAL SERVICES GROUP   COM              693475105      638    11100 SH       SOLE                    11100        0        0
PROCTER & GAMBLE COMPANY       COM              742718109     3140    57000 SH       SOLE                    50250        0     6750
PUBLIC SERVICE ENTERPRS        COM              744573106      398     7690 SH       SOLE                     7690        0        0
SBC COMMUNICATIONS INC         COM              78387G103     3753   145650 SH       SOLE                   129600        0    16050
SYSCO CO                       COM              871829107     1646    43130 SH       SOLE                    36780        0     6350
U S BANCORP                    COM              902973304     4325   138086 SH       SOLE                   122336        0    15750
UNITED TECHNOLOGIES            COM              913017109     2680    25930 SH       SOLE                    23080        0     2850
VERIZON COMMUNICATIONS         COM              92343V104      358     8828 SH       SOLE                     8828        0        0
WASHINGTON MUT INC COM         COM              939322103      320     7575 SH       SOLE                     1525        0     6050
WELLS FARGO NEW                COM              949746101     2928    47105 SH       SOLE                    41655        0     5450
WEYERHAEUSER CO.               COM              962166104     2641    39295 SH       SOLE                    34145        0     5150
WYETH                          COM              983024100      819    19220 SH       SOLE                    19220        0        0
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